Summary of Principal Accounting Policies - Miscellaneous (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017 USD ($) item ¥ / $	Dec. 31, 2017 CNY (¥) item ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue recognition
Number of criteria to be met for recognition of revenue from one-time commissions | item		2	2
Business Tax and Related Surcharges
Business taxes and related surcharge rate (as a percentage)		5.00%	5.00%
VAT rate, minimum (as a percentage)	3.00%
VAT rate, maximum (as a percentage)	6.00%
Selling Expenses
Marketing and promotion services | ¥			¥ 12,021,015	¥ 8,453,323	¥ 924,505
Foreign Currency Translation
Change in cumulative foreign currency translation adjustment		$ (5,591,162)	¥ (36,377,776)	¥ 44,026,895	¥ 34,375,809
Exchange rate of RMB to US$1.00 | ¥ / $		6.5063	6.5063
Customer contracts
Intangible assets
Estimated useful life		3 years 6 months	3 years 6 months
Internal-used software
Intangible assets
Estimated useful life		10 years	10 years